Share-Based Payment (Schedule of Number and Weighted Average Exercise Prices of Share Options) (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Number of Options
Outstanding at beginning of year	31,135	34,886	27,169
Granted	37,000	4,249	18,303
Exercised	(18,451)	(8,000)	(3,586)
Expired	(1,000)	0	(7,000)
Outstanding at end of year	48,684	31,135	34,886
Exercisable at end of year	6,749	17,018	16,583
Weighted Average Exercise Price
Outstanding at beginning of year	$ 12.94	$ 9.83	$ 7.82
Granted	29.27	28.91	11.41
Exercised	10.06	7.87	6.27
Expired	26.63	0	8.25
Outstanding at end of year	26.16	12.94	9.83
Exercisable at end of year	$ 20.05	$ 6.3	$ 8.09